Organization and Principal Activities (Details) - Schedule of consolidated financial statements	12 Months Ended
Jun. 30, 2021
Delta Technology Holdings USA Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Background, description	A US company Incorporated on May 22, 2018 A holding company
Ownership, description	100% owned by the Company
NTH BVI [Member]
Condensed Financial Statements, Captions [Line Items]
Background, description	A BVI company Incorporated on August 28, 2018 A holding company
Ownership, description	100% owned by the Company
BTB HK [Member]
Condensed Financial Statements, Captions [Line Items]
Background, description	A Hong Kong company Incorporated on July 10, 2020 A holding company
Ownership, description	100% owned by BTB NY
NTH HK [Member]
Condensed Financial Statements, Captions [Line Items]
Background, description	A Hong Kong company Incorporated on September 11, 2018 A holding company
Ownership, description	100% owned by NTH BVI
BTB WFOE [Member]
Condensed Financial Statements, Captions [Line Items]
Background, description	A PRC company and deemed a wholly foreign owned enterprise (“WOFE”) Incorporated on May 25, 2021 Registered capital of $800 million A holding company
Ownership, description	WOFE, 100% owned by BTB HK
Shanghai MYT [Member]
Condensed Financial Statements, Captions [Line Items]
Background, description	A PRC company and deemed a wholly foreign owned enterprise (“WOFE”) Incorporated on October 19 Registered capital of $1 million A holding company
Ownership, description	WOFE, 100% owned by NTH HK
Qingdao BTB [Member]
Condensed Financial Statements, Captions [Line Items]
Background, description	A PRC company and deemed a wholly foreign owned enterprise (“WOFE”) Incorporated on March 22, 2021 Registered capital of $800 million A holding company
Ownership, description	WOFE, 100% owned by NTH HK
BTB Hunan [Member]
Condensed Financial Statements, Captions [Line Items]
Background, description	A PRC limited liability company Incorporated on May 13, 2021 Registered capital of $7,749,761 (RMB 50 million) Engaged in specialty blockchain business
Ownership, description	100% VIE of BTB WFOE
BTB Digital Hunan [Member]
Condensed Financial Statements, Captions [Line Items]
Background, description	A PRC limited liability company Incorporated on May 20, 2021 Registered capital of $7,768,450 (RMB 50 million) Engaged in specialty blockchain business
Ownership, description	100% VIE of BTB WFOE
Hunan MYT [Member]
Condensed Financial Statements, Captions [Line Items]
Background, description	A PRC limited liability company Incorporated on October 17, 2018 Registered capital of $4,330,590 (RMB 30 million) Engaged in specialty tea product distribution and retail business by provision of high-quality tea beverages in its tea shop chain
Ownership, description	100% VIE of Shanghai MYT
39Pu [Member]
Condensed Financial Statements, Captions [Line Items]
Background, description	A PRC limited liability company Incorporated on April 14, 2011 Registered capital of $3,522,424 (RMB 20.9 million) with registered capital fully paid-up Engaged in dark tea distribution
Ownership, description	51% VIE of Shanghai MYT